Note 18 - Operating Segmentation	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]

18. Operating segmentation:

The Bank has established four reportable operating segments: Digital Banking Canada, Digital Banking USA, DRTC, and Digital Meteor. These four operating segments represent strategic business operations that provide distinct products and services to different markets. They are separately managed due to the differences in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking Canada - The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments in the Canadian banking market. VersaBank obtains its deposits and provides the majority of its credit assets electronically via innovative deposit and lending solutions for financial intermediaries.

Digital Banking USA - The Bank has adopted a business-to-business model, leveraging its proprietary financial technology to address underserved segments of the US banking market. VersaBank USA obtains its deposits and delivers the majority of its credit assets electronically through innovative deposit and lending solutions tailored for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly owned subsidiary, DRTC, to pursue significant large-market opportunities in cybersecurity and to develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

Digital Meteor - Through its wholly owned subsidiary, DRTC, VersaBank owns proprietary intellectual property and technology to enable the next generation of digital assets by the banking and financial community, including the Bank’s revolutionary Real Bank Tokenized Deposits™ (“RBTD”s™) (formerly known as Real Bank Deposit Tokens (“RBDT”) and Digital Deposit Receipts (“DDR”)). Digital Meteor operates as a business segment within DRTC.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the President, and the Chief Financial Officer, in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2025 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

The following table sets out the results of each reportable operating segment as at and for the three months ended January 31, 2026, and 2025:

(thousands of Canadian dollars)
for the three months ended	January 31, 2026
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments
Net interest income	$27,107	$6,774	$-	$-	$-	$33,881
Non-interest income	476	-	528	1,975	(346)	2,633
Total revenue	27,583	6,774	528	1,975	(346)	36,514

Provision for (recovery of) credit losses	681	19	-	-	-	700
	26,902	6,755	528	1,975	(346)	35,814

Non-interest expenses:
Salaries and benefits	6,663	1,733	206	1,781	-	10,383
General and administrative	7,378	799	30	506	(346)	8,367
Premises and equipment	925	275	48	548	-	1,796
	14,966	2,807	284	2,835	(346)	20,546

Income (loss) before income taxes	11,936	3,948	244	(860)	-	15,268

Income tax provision	3,222	1,142	65	(230)	-	4,199

Net income (loss)	$8,714	$2,806	$179	$(630)	$-	$11,069

Total assets	$5,134,288	$1,009,961	$10,535	$16,139	$(24,913)	$6,146,010

Total liabilities	$4,850,594	$754,775	$517	$28,263	$(31,215)	$5,602,934

for the three months ended	January 31, 2025
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments
Net interest income	$23,685	$2,039	$-	$-	$-	$25,724
Non-interest income	125	1	342	1,989	(354)	2,103
Total revenue	23,810	2,040	342	1,989	(354)	27,827

Provision for (recovery of) credit losses	1,033	(9)	-	-	-	1,024
	22,777	2,049	342	1,989	(354)	26,803

Non-interest expenses:
Salaries and benefits	5,289	1,164	217	1,944	-	8,614
General and administrative	4,716	597	44	486	(354)	5,489
Premises and equipment	903	109	48	536	-	1,596
	10,908	1,870	309	2,966	(354)	15,699

Income (loss) before income taxes	11,869	179	33	(977)	-	11,104

Income tax provision	3,105	76	-	(220)	-	2,961

Net income (loss)	$8,764	$103	$33	$(757)	$-	$8,143

Total assets	$4,707,062	$256,627	$11,236	$25,340	$(28,533)	$4,971,732

Total liabilities	$4,350,601	$115,351	$8,922	$21,548	$(45,985)	$4,450,437

Prior to the year ended October 31, 2025, substantially all Digital Banking’s operations were based in Canada.